Consolidated Statements of Financial Position - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Current assets
Cash	$ 4,587,405	$ 4,327,331
Restricted cash	672,663	574,510
Receivables	698,361	182,067
Prepaids	296,352	18,921
Loans receivable	94,882	431,295
Total current assets	6,349,663	5,534,124
Loans receivable	233,837
Licenses	1,840,836	4,382,598
Investment in associates		397,629
Investment in equity instruments	1,551,324
Equipment	123,305
Intangible assets	1,707,959	1,676,822
Goodwill	3,582,548	3,585,883
Total assets	15,389,472	15,577,056
Current liabilities
Accounts payable and accrued liabilities	4,367,381	3,887,847
Corporate income taxes payable		1,668
Loans payable	1,437,933	934,203
Current liabilities	5,805,314	4,823,718
Convertible debentures	1,388,402
Deferred income taxes	23,163	23,184
Derivative liability	1,102,277	652,758
Liabilities	8,319,156	5,499,660
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	21,118,940	18,032,601
Commitment to issue shares	137,197	12,550
Reserves	2,166,098	771,623
Accumulated other comprehensive income	303,465	282,082
Accumulated deficit	(18,441,785)	(10,860,401)
Equity (deficit) attributable to shareholders of the company	5,283,915	8,238,455
Non-controlling interest	1,786,401	1,838,941
Total Equity	7,070,316	10,077,396
Total equity and liabilities	$ 15,389,472	$ 15,577,056